As filed with the Securities and Exchange Commission on April 22, 2021

REGISTRATION NO. 33-83750

REGISTRATION NO. 811-08754

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 152	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 45

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2021 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

Equitable Financial Life Insurance Company

Supplement dated May 1, 2021 to prospectuses for Accumulator®

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of your Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) variable annuity products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and any supplement since the most recent prospectus, including this Supplement, are disclosure documents that describe all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in that prospectus and the Supplements are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in a supplement. You should read this Supplement in conjunction with your most recent prospectus and any other intervening supplements. The contract should also be read carefully.

With limited exceptions, we no longer accept contributions to the contracts. We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts issued in the state of Maryland. References to contributions in this Prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts.

We have filed with the Securities and Exchange Commission (“SEC”) our Statement of Additional Information (SAI) dated May 1, 2021. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Financial Life Insurance Company, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC’s website at www.sec.gov.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts’ annual expenses and expense example; (4) important information about your guaranteed benefits; (5) effect of your account value falling to zero; (6) tax information; (7) updated information on the Company; (8) legal proceedings; (9) distribution of the contracts; (10) guaranteed benefit offers; (11) incorporation of certain documents by reference; (12) financial statements; (13) condensed financial information; (14) hypothetical illustrations; and (15) other considerations.

#19318

(1)	How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Equitable Client portal to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

We are changing our addresses effective June 21, 2021.

For correspondence with checks:

For contributions sent by regular mail:

From May 1st to June 20th

Retirement Service

Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

On or after June 21st

Retirement Service

Solutions

P.O. Box 1424

Charlotte, NC 28201

For contributions sent by express delivery:

From May 1st to June 20th

Retirement Service

Solutions

500 Plaza Drive, 7th Floor

Secaucus, NJ 07094

On or after June 21st

Retirement Service

Solutions

8501 IBM Dr, Ste 150-IR

Charlotte, NC 28262

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

From May 1st to June 20th

Retirement Service

Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

On or after June 21st

Retirement Service

Solutions

P.O. Box 1016

Charlotte, NC 28201

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

From May 1st to June 20th

Retirement Service

Solutions

500 Plaza Drive, 7th Floor

Secaucus, NJ 07094

On or after June 21st

Retirement Service

Solutions

8501 IBM Dr, Ste 150-IR

Charlotte, NC 28262

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 7th Floor, Secaucus, New Jersey 07094. Effective on or after June 21, 2021, our processing office is: 8501 IBM Dr, Ste 150-IR, Charlotte, NC 28262.

Reports we provide:

•	written confirmation of financial transactions;

•	statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

•	annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

For jointly owned contracts (if applicable), we provide reports to the primary joint owner’s address on file.

Equitable Client portal:

With your Equitable Client portal account you can expect:

•	Account summary. View your account values, and select accounts for additional details.

•	Messages and alerts. Stay up to date with messages on statement availability, investment options and important account information.

•	Profile changes. Now it’s even easier to keep your information current, such as your email address, street address and eDelivery preferences.

•	Manage your account. Convenient access to service options for a policy or contract, from viewing account details and documents to completing financial transactions.

•	Investments details. Intuitive charts show the breakdown of your key investments.

Don’t forget to sign up for eDelivery!

Visit equitable.com and click sign in to register today.

Equitable Client portal is normally available seven days a week, 24 hours a day. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” in your Prospectus).

Customer service representative:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

All requests for withdrawals must be made on a specific form that we provide. Please contact one of our customer service representatives for more information.

(2)	Investment options

Portfolios of the Trust

We offer an affiliated Trust, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trust and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓ “ under the column entitled “ Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program. Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE ALLOCATION	Seeks to achieve a long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

EQ Advisors Trust(1) Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.

EQ Advisors Trust(1) Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • AXA Rosenberg Investment Management, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P. • BlackRock Investment Management, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P. • BlackRock Investment Management, LLC	✓
EQ/AB SHORT DURATION GOVERNMENT BOND	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P.
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P.
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/BALANCED STRATEGY(1)	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • ClearBridge Investments, LLC	✓
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P.
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P.

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/FRANKLIN BALANCED MANAGED VOLATILITY(2)	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisers, Inc.	✓
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Franklin Mutual Advisers, Inc.	✓
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   Equitable Investment Management Group, LLC

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P.
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Harris Associates L.P.	✓
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Capital International, Inc. • GQG Partners LLC • Vaughn Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P.
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   Equitable Investment Management Group, LLC

•   BlackRock Investment Management, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P.
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P. • Aristotle Capital Management, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P.

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(†)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• Equitable Investment Management Group, LLC • BNY Mellon Investment Adviser, Inc.
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P. • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P.
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Wellington Management Company, LLP

(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)

This variable investment option is not available for investment until on or about June 18, 2021. This is the surviving variable investment option of a Portfolio merger on or about June 18, 2021. The acquired variable investment option if EQ/Franklin Balanced Managed Volatility and it may continue to be used in certain documents for a period of time after the date of the merger.

(2)

This is the acquired variable investment option of a Portfolio merger on or about June 18, 2021 and it will no longer be available for investment after the merger. It may continue to be used in certain documents for a period of time after the date of the merger.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Supplement, you may call one of our customer service representatives at 1-800-789-7771.

(3)	The Trusts’ annual expenses and expense example

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a “Portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for the Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(1)	Lowest 0.58%	Highest 1.40%
(1)	The “Total Annual Portfolio Operating Expenses” are based, in part on estimated amounts of such expenses.

Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection PlusSM) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$1,062	$1,065	$2,174	$3,911	$362	$1,105	$1,874	$3,911
(b) assuming minimum fees and expenses of any of the Portfolios	$976	$1,350	$1,753	$3,101	$276	$850	$1,453	$3,101

For information on how your contract works under certain hypothetical circumstances, please see item (14) at the end of this Supplement.

(4)	Important information about your guaranteed benefits

If you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, an allocation to any investment option that rolls up at lower rate, such as 3% or 4%, will effectively reduce the growth rate of your guaranteed benefit. Generally, the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at a lower rate (the “lower Roll-Up rate options”). All other investment options continue to roll up at 4%, 5% or 6% (the

“higher Roll-Up rate options”), as provided by your Accumulator® Series contract. For more information about these benefits, please see “Contract features and benefits” in your Prospectus, or your contract, or consult with your financial professional.

Dollar-for-dollar withdrawal service

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

•

Roll-up benefit base preservation:  You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

Because the Roll-up benefit base no longer rolls up after the age noted in your contract any withdrawals you take at such age will always reduce your benefit base. You must stop taking withdrawals after age 85, if you wish to preserve your benefit base

•

Full dollar-for-dollar:  You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year’s annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

If you are over the age at which your Roll-up benefit base no longer increases, your benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a lower Roll-up rate applies. If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

Withdrawals after the age which your Guaranteed minimum death benefit base stops increasing. If your death benefit base is no longer eligible to increase due to your age, any further withdrawals will permanently reduce the value of your benefit. As a result, if you have a Guaranteed minimum death benefit based on a Roll-up benefit base:

•	You can no longer take withdrawals and preserve the benefit base.

•	You should stop taking withdrawals if you wish to maintain the value of the benefit.

•

If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service.

•

The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet death benefit, it is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

Guaranteed minimum death benefit

Even after the Roll-Up to age 85 benefit base stops rolling up, the associated Guaranteed minimum death benefit will remain in effect. We will continue to deduct the charge for the Guaranteed minimum death benefit, and if the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable Guaranteed minimum death benefit base amount.

(5)	Effect of your account value falling to zero

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose, if elected, your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other applicable guaranteed benefits. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include stopping withdrawals or exercising your guaranteed benefits. If your contract was issued in Maryland, you may be able to prevent termination of your contract by making a contribution under certain circumstances. Please call our processing office to determine if this applies to your contract.

Guaranteed minimum income benefit. We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, while you can exercise the Guaranteed minimum income benefit, if eligible, only during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay all charges on your next contract date anniversary, you will not have an opportunity to exercise your Guaranteed minimum income benefit.

(6)	Tax information

SECURE Act Summary

The “Setting Every Community Up for Retirement Enhancement Act” (“SECURE Act”) was enacted at the end of 2019 and is generally effective January 1, 2020. The SECURE Act provisions affect tax-favored and tax qualified plans and contracts such as IRAs. Among other things, the SECURE Act extends the age generally triggering when lifetime required minimum distributions must begin from tax-favored and tax qualified plans and contracts. The age is extended from age 70 ½ to age 72, but only for individuals who attain age 70 ½ on or after January 1, 2020 (e.g., a birthdate of July 1, 1949 or later). For individuals who attained age 70 ½ on or before December 31, 2019 (e.g., a birthdate of June 30, 1949 or earlier) the commencement of lifetime required minimum distributions is still triggered by attaining age 70 ½.

Also, the SECURE Act revises the rules applicable to post-death distributions from tax-favored and tax qualified plans and contracts for plan participants and contract owners dying after December 31, 2019. Benefits under existing contracts may have to be paid out faster than what was required before the passage of the SECURE Act. Generally, the entire interest of a beneficiary who is an individual must be distributed within 10 years of the death of the plan participant or contract owner, without regard to whether the deceased died before or after the required beginning date for lifetime required minimum distributions. A beneficiary who is an individual and who has the status of “Eligible Designated Beneficiary” or “EDB” is permitted to stretch payments over life or over life expectancy period. Under federal tax law, the Eligible Designated Beneficiary generally includes a surviving spouse, a minor child (until the child reaches the age of majority), an individual with chronic illness or disability, or any other person not more than 10 years younger than the plan participant or contract owner. However, the contracts issued by the Company do not allow individual beneficiaries who are EDBs solely by virtue of being your minor children to stretch post-death required minimum distribution payments over their lives or life expectancies. Also, trusts which are death beneficiaries generally can no longer take death benefits over the life expectancy period of the oldest trust beneficiary. The rules applicable to post-death distributions to beneficiaries which are entities apply, and are the same as under prior law. Finally, even where the plan participant or contract owner died before December 31, 2019, should the original beneficiary who is an individual die before the entire interest is distributed and after December 31, 2019, the remaining interest must generally be distributed within 10 years after the death of the original beneficiary.

For taxable years beginning after December 31, 2019, the SECURE Act also removes the limitation on making regular contributions with respect to compensation to an IRA for the year the owner reaches age 70 ½.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020. The CARES Act permitted penalty-free withdrawals during 2020 from many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs) plans and contracts by individuals affected by coronavirus or the economic aftermath. An individual may repay the amount of the distribution to the plan or contract within a 3-year period. Please consult your tax adviser about your individual circumstances.

Tax withholding and information reporting

Status for income tax purposes; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

How you can make contributions (For Maryland contracts only)

•	Regular contributions to traditional IRAs and Roth IRAs are limited to $6,000 for the calendar year 2021.

•	Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

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Rollovers can be made to a Roth IRA from a “designated Roth contribution account” under a 401(k) plan, 403(b) plan or a governmental employer Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

IRA distributions directly transferred to charity. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct us to make one distribution per calendar year directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Additional requests in the same calendar year will not be honored. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

Additional information relating to 1035 exchanges. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange;

the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Impact of taxes to the Company

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

(7)	Updated information on the Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $800 billion in assets as of December 31, 2020. For more than 160 years, the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(8)	Legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(9)	Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses”.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.50% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract. Equitable Advisors financial professionals and managerial personnel may also receive other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, basedon such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2020) received additional payments. These additional payments ranged from $209.00 to $6,528,369.16. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cabot Lodge Securities, LLC

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Huntleigh Securities Corporation

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Next Financial Group, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Pruco Securities, LLC

Purshe Kaplan Sterling Investments, Inc

Raymond James

RBC Capital Markets Corporation

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

SunTrust Investment Services, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

(10)	Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

(11)	Incorporation of certain documents by reference

This section only applies if your contract offers fixed maturity options.

The Company’s Annual Report on Form 10-K for the period ended December 31, 2020 (the “Annual Report”) is considered to be part of this Prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the fixed maturity option (the “Registration Statement”). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary (telephone: (212) 554-1234)

You can access our website at www.equitable.com.

(12)	Financial statements

The financial statements of the separate account(s), as well as the consolidated financial statements and financial statement schedules of the Company, are in the Statement of Additional Information (“SAI”). The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(13)	Condensed financial information

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2020. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.77	$16.19	$15.11	$16.11	$15.38	$14.47	$14.30	$14.26	$13.02	$12.54
Separate Account No. 45 number of units outstanding (000’s)	74	73	91	102	110	127	141	152	160	168
Separate Account No. 49 number of units outstanding (000’s)	54	62	71	82	88	113	131	168	163	177
1290 VT GAMCO Small Company Value
Unit value	$81.12	$75.09	$61.71	$74.11	$64.70	$53.20	$57.19	$56.25	$40.99	$35.26
Separate Account No. 45 number of units outstanding (000’s)	117	128	141	153	174	199	231	262	267	283
Separate Account No. 49 number of units outstanding (000’s)	119	132	146	161	182	199	231	253	252	273
1290 VT SmartBeta Equity
Unit value	$11.87	—	—	—	—	—	—	—	—	—
Separate Account No. 45 number of units outstanding (000’s)	134	—	—	—	—	—	—	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	163	—	—	—	—	—	—	—	—	—
1290 VT Socially Responsible
Unit value	$24.01	$20.29	$15.79	$16.73	$14.09	$12.99	$13.10	$11.69	$8.82	$7.66
Separate Account No. 45 number of units outstanding (000’s)	17	21	18	21	21	22	25	22	18	19
Separate Account No. 49 number of units outstanding (000’s)	61	85	64	69	83	103	123	76	77	77
EQ/400 Managed Volatility
Unit value	$18.49	$16.52	$13.41	$15.49	$13.63	$11.54	$12.08	$11.25	$12.17	$10.68
Separate Account No. 45 number of units outstanding (000’s)	124	142	160	186	183	201	225	240	174	207
Separate Account No. 49 number of units outstanding (000’s)	157	179	201	227	267	282	316	395	286	292

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/2000 Managed Volatility
Unit value	$19.25	$16.36	$13.32	$15.33	$13.65	$11.48	$12.26	$11.95	—	—
Separate Account No. 45 number of units outstanding (000’s)	235	250	277	304	354	408	448	505	—	—
Separate Account No. 49 number of units outstanding (000’s)	995	1,134	1,310	1,465	1,647	1,846	2,138	2,480	—	—
EQ/AB Short Duration Government Bond
Unit value	$9.33	$9.36	$9.26	$9.28	$9.38	$9.50	$9.67	$9.86	$10.70	$10.69
Separate Account No. 45 number of units outstanding (000’s)	434	454	488	566	610	651	590	706	827	919
Separate Account No. 49 number of units outstanding (000’s)	842	668	775	836	760	845	1,036	1,193	1,311	1,490
EQ/AB Small Cap Growth
Unit value	$61.91	$46.12	$36.58	$40.26	$33.27	$29.95	$31.27	$30.61	$22.45	$19.69
Separate Account No. 45 number of units outstanding (000’s)	247	272	295	312	343	377	443	487	521	563
Separate Account No. 49 number of units outstanding (000’s)	498	535	612	703	777	853	985	1,105	1,312	1,490
EQ/Aggressive Allocation
Unit value	$23.60	$20.73	$16.88	$18.75	$15.96	$14.87	$15.34	$14.85	$11.91	$10.57
Separate Account No. 45 number of units outstanding (000’s)	185	202	268	290	372	436	466	531	564	678
Separate Account No. 49 number of units outstanding (000’s)	390	441	494	630	661	847	939	1,029	1,067	1,284
EQ/Aggressive Growth Strategy
Unit value	$12.09	—	—	—	—	—	—	—	—	—
Separate Account No. 45 number of units outstanding (000’s)	189	—	—	—	—	—	—	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	289	—	—	—	—	—	—	—	—	—
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$24.89	$18.54	$14.07	$15.87	$14.08	$12.61	$13.10	$12.10	$9.49	$8.42
Separate Account No. 45 number of units outstanding (000’s)	65	68	81	86	96	99	113	127	134	157
Separate Account No. 49 number of units outstanding (000’s)	54	69	67	79	92	100	106	109	120	134

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/Common Stock Index
Unit value	$650.94	$550.92	$428.82	$461.49	$388.30	$352.40	$357.42	$323.33	$247.42	$216.98
Separate Account No. 45 number of units outstanding (000’s)	125	137	151	168	189	208	227	248	269	299
Separate Account No. 49 number of units outstanding (000’s)	129	145	162	191	215	238	270	301	337	378
EQ/Conservative Allocation
Unit value	$14.20	$13.41	$12.45	$12.82	$12.38	$12.19	$12.39	$12.24	$11.89	$11.53
Separate Account No. 45 number of units outstanding (000’s)	665	662	718	908	979	1,022	1,134	1,181	1,350	1,400
Separate Account No. 49 number of units outstanding (000’s)	1,016	1,065	1,041	1,044	1,238	1,500	1,457	1,805	2,052	2,363
EQ/Conservative-Plus Allocation
Unit value	$16.45	$15.16	$13.54	$14.25	$13.27	$12.84	$13.10	$12.88	$11.84	$11.18
Separate Account No. 45 number of units outstanding (000’s)	557	603	655	705	771	802	841	972	928	909
Separate Account No. 49 number of units outstanding (000’s)	612	666	777	649	685	720	782	961	1,404	1,195
EQ/Core Bond Index
Unit value	$15.37	$14.69	$14.01	$14.17	$14.15	$14.15	$14.28	$14.14	$14.56	$14.31
Separate Account No. 45 number of units outstanding (000’s)	983	1,027	1,097	1,173	1,218	1,321	1,483	1,604	506	568
Separate Account No. 49 number of units outstanding (000’s)	2,033	2,191	2,444	2,673	3,053	3,403	3,767	4,221	2,525	2,887
EQ/Equity 500 Index
Unit value	$80.97	$69.69	$54.06	$57.65	$48.28	$43.99	$44.25	$39.70	$30.60	$26.92
Separate Account No. 45 number of units outstanding (000’s)	478	538	601	657	710	778	831	890	952	1,051
Separate Account No. 49 number of units outstanding (000’s)	932	1,035	1,199	1,328	1,493	1,639	1,873	2,058	2,244	2,569
EQ/Franklin Balanced Managed Volatility
Unit value	$16.41	$15.73	$13.68	$14.49	$13.35	$12.25	$12.81	$12.23	$10.82	$9.86
Separate Account No. 45 number of units outstanding (000’s)	464	519	542	576	546	643	637	533	459	470
Separate Account No. 49 number of units outstanding (000’s)	488	575	582	600	645	741	802	780	601	603

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$20.49	$18.49	$14.94	$17.37	$15.76	$12.79	$13.88	$13.77	$10.21	$8.86
Separate Account No. 45 number of units outstanding (000’s)	28	27	30	39	37	31	35	43	45	54
Separate Account No. 49 number of units outstanding (000’s)	40	70	44	77	61	57	64	149	75	87
EQ/Global Equity Managed Volatility
Unit value	$32.26	$28.62	$23.16	$26.72	$21.48	$20.84	$21.50	$21.43	$18.05	$15.64
Separate Account No. 45 number of units outstanding (000’s)	472	518	578	631	709	767	831	955	874	1,002
Separate Account No. 49 number of units outstanding (000’s)	467	514	577	770	834	912	1,036	1,194	1,172	1,233
EQ/Intermediate Government Bond
Unit value	$20.79	$20.21	$19.67	$19.77	$19.97	$20.16	$20.34	$20.31	$20.93	$21.02
Separate Account No. 45 number of units outstanding (000’s)	171	182	210	239	263	284	320	364	433	470
Separate Account No. 49 number of units outstanding (000’s)	135	129	161	179	201	212	251	296	342	396
EQ/International Core Managed Volatility
Unit value	$16.43	$15.35	$12.71	$15.14	$12.15	$12.29	$13.02	$14.08	$12.15	$10.59
Separate Account No. 45 number of units outstanding (000’s)	332	357	405	453	537	574	612	679	285	323
Separate Account No. 49 number of units outstanding (000’s)	626	721	845	927	988	1,152	1,327	1,496	1,178	1,338
EQ/International Equity Index
Unit value	$17.16	$16.76	$13.91	$16.62	$13.67	$13.56	$14.04	$15.29	$12.76	$11.13
Separate Account No. 45 number of units outstanding (000’s)	768	818	893	971	1,067	1,183	1,242	1,320	1,422	1,578
Separate Account No. 49 number of units outstanding (000’s)	563	606	685	762	826	888	842	885	901	1,015
EQ/International Value Managed Volatility
Unit value	$23.02	$22.39	$18.51	$22.47	$18.46	$18.57	$19.44	$21.23	$18.04	$15.56
Separate Account No. 45 number of units outstanding (000’s)	271	284	304	326	365	392	424	463	518	588
Separate Account No. 49 number of units outstanding (000’s)	1,141	1,250	1,363	1,532	1,732	1,905	2,142	2,312	2,609	2,912

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/Janus Enterprise
Unit value	$37.56	$32.05	$23.80	$24.57	$19.47	$20.63	$22.13	$22.59	$16.53	$15.41
Separate Account No. 45 number of units outstanding (000’s)	120	137	145	151	180	212	234	274	299	333
Separate Account No. 49 number of units outstanding (000’s)	121	130	156	156	172	208	305	309	366	463
EQ/Large Cap Core Managed Volatility
Unit value	$25.25	$22.01	$17.17	$18.60	$15.46	$14.27	$14.41	$13.09	$10.08	$8.89
Separate Account No. 45 number of units outstanding (000’s)	748	839	935	1,052	1,178	1,311	1,418	1,572	156	171
Separate Account No. 49 number of units outstanding (000’s)	3,247	3,664	4,187	4,905	5,543	6,321	7,263	8,007	1,077	1,207
EQ/Large Cap Growth Index
Unit value	$30.30	$22.37	$16.76	$17.38	$13.63	$13.00	$12.56	$11.35	$8.68	$7.67
Separate Account No. 45 number of units outstanding (000’s)	907	1,001	1,103	1,191	1,331	1,467	1,588	1,755	1,927	2,110
Separate Account No. 49 number of units outstanding (000’s)	926	1,041	1,256	1,458	1,582	1,761	1,923	2,124	2,392	2,679
EQ/Large Cap Growth Managed Volatility
Unit value	$55.05	$42.27	$32.04	$33.48	$26.26	$25.23	$24.58	$22.43	$16.80	$14.97
Separate Account No. 45 number of units outstanding (000’s)	1,173	1,309	1,464	1,628	1,847	2,079	2,352	2,686	1,298	1,421
Separate Account No. 49 number of units outstanding (000’s)	2,251	2,570	2,922	3,367	3,796	4,303	5,019	5,622	4,087	4,619
EQ/Large Cap Value Index
Unit value	$13.26	$13.15	$10.61	$11.81	$10.59	$9.22	$9.78	$8.80	$6.78	$5.89
Separate Account No. 45 number of units outstanding (000’s)	240	296	350	378	402	395	415	398	352	385
Separate Account No. 49 number of units outstanding (000’s)	307	305	370	422	472	502	498	465	403	542
EQ/Large Cap Value Managed Volatility
Unit value	$26.80	$25.71	$20.77	$23.38	$20.82	$18.30	$19.32	$17.45	$13.35	$11.68
Separate Account No. 45 number of units outstanding (000’s)	2,450	2,656	2,959	3,289	3,762	4,224	4,703	5,353	3,301	3,714
Separate Account No. 49 number of units outstanding (000’s)	3,429	3,853	4,344	5,032	5,728	6,429	7,338	8,270	2,452	2,804

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/Mid Cap Value Managed Volatility
Unit value	$33.43	$32.28	$25.85	$30.22	$27.27	$23.49	$24.69	$22.57	$17.20	$14.69
Separate Account No. 45 number of units outstanding (000’s)	405	433	478	532	603	671	731	816	761	853
Separate Account No. 49 number of units outstanding (000’s)	277	321	366	415	465	526	594	671	545	622
EQ/Moderate Allocation
Unit value	$74.63	$68.00	$59.66	$63.51	$57.97	$55.77	$57.04	$56.12	$50.29	$46.86
Separate Account No. 45 number of units outstanding (000’s)	608	678	750	809	925	1,066	1,187	1,315	1,412	1,547
Separate Account No. 49 number of units outstanding (000’s)	425	488	531	602	726	782	851	906	987	1,058
EQ/Moderate-Plus Allocation
Unit value	$21.10	$18.74	$15.83	$17.23	$15.20	$14.36	$14.75	$14.41	$12.19	$11.08
Separate Account No. 45 number of units outstanding (000’s)	924	1,009	1,133	1,283	1,590	1,813	2,012	2,176	2,545	2,807
Separate Account No. 49 number of units outstanding (000’s)	1,485	1,631	1,857	2,052	2,278	2,514	2,853	3,399	3,445	4,167
EQ/Money Market
Unit value	$26.88	$27.20	$27.16	$27.18	$27.45	$27.82	$28.20	$28.59	$28.98	$29.38
Separate Account No. 45 number of units outstanding (000’s)	349	258	303	219	270	243	300	347	378	510
Separate Account No. 49 number of units outstanding (000’s)	582	653	593	617	714	851	819	950	1,055	1,247
EQ/Quality Bond PLUS
Unit value	$17.95	$17.17	$16.48	$16.68	$16.68	$16.71	$16.90	$16.65	$17.27	$17.05
Separate Account No. 45 number of units outstanding (000’s)	468	467	510	556	601	689	773	856	221	260
Separate Account No. 49 number of units outstanding (000’s)	371	409	513	531	561	629	743	858	301	344
EQ/Small Company Index
Unit value	$40.53	$34.31	$27.78	$31.75	$28.23	$23.74	$25.22	$24.38	$17.98	$15.78
Separate Account No. 45 number of units outstanding (000’s)	169	183	203	220	271	298	309	354	385	434
Separate Account No. 49 number of units outstanding (000’s)	251	276	337	396	447	484	517	585	599	657

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Multimanager Technology
Unit value	$59.17	$39.13	$28.77	$28.52	$20.78	$19.33	$18.43	$16.46	$12.30	$11.00
Separate Account No. 45 number of units outstanding (000’s)	212	246	260	283	277	304	321	350	392	422
Separate Account No. 49 number of units outstanding (000’s)	220	209	244	275	297	340	354	373	443	491

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
1290 VT GAMCO Mergers & Acquisitions
Unit value	$15.27	$15.72	$14.70	$15.70	$15.02	$14.16	$14.02	$14.01	$12.82	$12.38
Separate Account No. 45 number of units outstanding (000’s)	81	95	101	110	120	122	145	148	143	184
Separate Account No. 49 number of units outstanding (000’s)	1,154	1,201	1,435	1,497	1,616	1,847	2,118	2,381	2,202	2,259
1290 VT GAMCO Small Company Value
Unit value	$75.96	$70.45	$58.01	$69.81	$61.08	$50.32	$54.21	$53.42	$39.01	$33.62
Separate Account No. 45 number of units outstanding (000’s)	117	136	149	170	195	208	237	252	275	300
Separate Account No. 49 number of units outstanding (000’s)	1,822	1,975	2,128	2,349	2,600	2,941	3,149	3,577	3,829	3,903
1290 VT SmartBeta Equity
Unit value	$11.85	—	—	—	—	—	—	—	—	—
Separate Account No. 45 number of units outstanding (000’s)	114	—	—	—	—	—	—	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	2,542	—	—	—	—	—	—	—	—	—
1290 VT Socially Responsible
Unit value	$22.99	$19.46	$15.18	$16.12	$13.60	$12.56	$12.70	$11.36	$8.59	$7.47
Separate Account No. 45 number of units outstanding (000’s)	51	53	54	54	58	64	54	60	59	52
Separate Account No. 49 number of units outstanding (000’s)	444	569	561	566	599	661	745	823	638	623
EQ/400 Managed Volatility
Unit value	$18.21	$16.30	$13.25	$15.35	$13.53	$11.48	$12.04	$11.24	$11.90	$10.47
Separate Account No. 45 number of units outstanding (000’s)	179	194	223	258	300	332	357	398	312	349
Separate Account No. 49 number of units outstanding (000’s)	1,526	1,674	1,915	2,181	2,433	2,613	2,600	2,957	2,318	2,342
EQ/2000 Managed Volatility
Unit value	$18.95	$16.14	$13.17	$15.19	$13.55	$11.42	$12.22	$11.93	—	—
Separate Account No. 45 number of units outstanding (000’s)	176	187	211	238	271	310	356	456	—	—
Separate Account No. 49 number of units outstanding (000’s)	2,612	2,916	3,161	3,485	3,874	4,317	4,717	5,581	—	—

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/AB Short Duration Government Bond
Unit value	$9.18	$9.24	$9.15	$9.19	$9.32	$9.45	$9.64	$9.84	$10.54	$10.54
Separate Account No. 45 number of units outstanding (000’s)	335	388	727	515	566	615	647	707	858	1,017
Separate Account No. 49 number of units outstanding (000’s)	6,050	5,960	6,422	6,779	7,540	8,683	9,550	11,178	12,551	13,482
EQ/AB Small Cap Growth
Unit value	$59.01	$44.05	$35.01	$38.61	$31.96	$28.84	$30.17	$29.59	$21.75	$19.11
Separate Account No. 45 number of units outstanding (000’s)	387	433	484	566	615	681	747	846	963	1,080
Separate Account No. 49 number of units outstanding (000’s)	1,306	1,481	1,595	1,704	1,922	2,178	2,287	2,625	2,857	2,859
EQ/Aggressive Allocation
Unit value	$22.80	$20.07	$16.38	$18.23	$15.54	$14.51	$15.00	$14.55	$11.69	$10.40
Separate Account No. 45 number of units outstanding (000’s)	268	313	338	321	350	387	437	464	515	610
Separate Account No. 49 number of units outstanding (000’s)	15,935	17,930	19,886	21,680	23,497	26,544	28,636	32,170	35,500	39,758
EQ/Aggressive Growth Strategy
Unit value	$12.07	—	—	—	—	—	—	—	—	—
Separate Account No. 45 number of units outstanding (000’s)	144	—	—	—	—	—	—	—	—	—
Separate Account No. 49 number of units outstanding (000’s)	12,754	—	—	—	—	—	—	—	—	—
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$24.18	$18.05	$13.73	$15.51	$13.79	$12.38	$12.88	$11.93	$9.37	$8.33
Separate Account No. 45 number of units outstanding (000’s)	41	42	36	44	49	52	71	60	68	88
Separate Account No. 49 number of units outstanding (000’s)	1,161	1,179	1,333	1,482	1,607	1,851	2,110	2,274	2,742	3,064
EQ/Common Stock Index
Unit value	$594.25	$503.96	$393.06	$423.87	$357.37	$324.99	$330.28	$299.39	$229.56	$201.73
Separate Account No. 45 number of units outstanding (000’s)	58	63	68	78	88	97	109	122	134	155
Separate Account No. 49 number of units outstanding (000’s)	191	213	236	258	282	313	334	370	408	444

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/Conservative Allocation
Unit value	$13.72	$12.99	$12.08	$12.46	$12.06	$11.90	$12.12	$12.00	$11.68	$11.34
Separate Account No. 45 number of units outstanding (000’s)	899	812	923	980	1,061	1,128	1,288	1,354	1,529	1,345
Separate Account No. 49 number of units outstanding (000’s)	8,960	9,598	10,718	11,833	14,474	15,103	16,844	20,639	27,024	26,538
EQ/Conservative-Plus Allocation
Unit value	$15.89	$14.68	$13.14	$13.85	$12.93	$12.54	$12.82	$12.62	$11.63	$11.00
Separate Account No. 45 number of units outstanding (000’s)	540	505	624	586	684	773	860	984	1,012	933
Separate Account No. 49 number of units outstanding (000’s)	7,934	8,651	9,469	10,786	12,186	13,391	14,883	17,375	20,583	20,717
EQ/Core Bond Index
Unit value	$14.67	$14.04	$13.42	$13.60	$13.62	$13.64	$13.80	$13.68	$14.13	$13.91
Separate Account No. 45 number of units outstanding (000’s)	1,230	1,217	1,265	1,327	1,399	1,497	1,649	1,769	625	662
Separate Account No. 49 number of units outstanding (000’s)	11,163	11,662	12,408	12,985	13,480	14,555	15,513	16,981	9,765	9,160
EQ/Equity 500 Index
Unit value	$76.68	$66.13	$51.40	$54.93	$46.09	$42.09	$42.42	$38.14	$29.45	$25.96
Separate Account No. 45 number of units outstanding (000’s)	322	354	378	418	449	463	485	504	549	590
Separate Account No. 49 number of units outstanding (000’s)	3,088	3,449	3,784	4,045	4,211	4,393	4,461	4,537	4,671	4,883
EQ/Franklin Balanced Managed Volatility
Unit value	$15.94	$15.31	$13.34	$14.16	$13.08	$12.03	$12.60	$12.05	$10.68	$9.75
Separate Account No. 45 number of units outstanding (000’s)	450	457	552	630	590	603	652	569	515	520
Separate Account No. 49 number of units outstanding (000’s)	5,170	5,773	6,641	7,375	7,750	8,477	9,704	8,940	8,436	7,905
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$19.91	$18.00	$14.57	$16.98	$15.43	$12.55	$13.64	$13.57	$10.08	$8.77
Separate Account No. 45 number of units outstanding (000’s)	12	16	18	21	25	16	20	23	24	26
Separate Account No. 49 number of units outstanding (000’s)	939	993	1,097	1,260	1,477	1,538	1,661	1,893	2,413	2,620

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/Global Equity Managed Volatility
Unit value	$30.77	$27.35	$22.17	$25.64	$20.66	$20.08	$20.76	$20.73	$17.50	$15.19
Separate Account No. 45 number of units outstanding (000’s)	353	388	441	524	570	624	716	810	813	908
Separate Account No. 49 number of units outstanding (000’s)	4,136	4,557	5,079	5,593	6,230	6,965	7,518	8,620	7,373	7,953
EQ/Intermediate Government Bond
Unit value	$19.58	$19.06	$18.59	$18.73	$18.96	$19.17	$19.39	$19.40	$20.03	$20.15
Separate Account No. 45 number of units outstanding (000’s)	354	369	424	447	510	558	627	701	849	955
Separate Account No. 49 number of units outstanding (000’s)	1,257	1,326	1,455	1,523	1,573	1,606	1,768	1,946	2,417	2,375
EQ/International Core Managed Volatility
Unit value	$15.72	$14.72	$12.21	$14.58	$11.72	$11.88	$12.62	$13.67	$11.81	$10.32
Separate Account No. 45 number of units outstanding (000’s)	377	404	442	519	537	593	631	698	281	327
Separate Account No. 49 number of units outstanding (000’s)	7,003	7,582	8,327	8,945	9,799	10,657	11,444	12,569	5,881	6,307
EQ/International Equity Index
Unit value	$16.29	$15.93	$13.25	$15.87	$13.08	$13.00	$13.49	$14.72	$12.31	$10.75
Separate Account No. 45 number of units outstanding (000’s)	678	743	846	937	1,034	1,102	1,119	1,217	1,317	1,531
Separate Account No. 49 number of units outstanding (000’s)	4,715	4,923	5,197	5,481	5,647	6,097	5,713	5,844	5,593	6,041
EQ/International Value Managed Volatility
Unit value	$21.94	$21.39	$17.71	$21.54	$17.74	$17.88	$18.76	$20.53	$17.47	$15.11
Separate Account No. 45 number of units outstanding (000’s)	231	243	267	288	325	369	373	416	479	556
Separate Account No. 49 number of units outstanding (000’s)	2,496	2,562	2,789	2,947	3,278	3,535	3,723	4,007	4,684	5,124
EQ/Janus Enterprise
Unit value	$36.39	$31.11	$23.15	$23.95	$19.02	$20.19	$21.70	$22.20	$16.28	$15.20
Separate Account No. 45 number of units outstanding (000’s)	123	146	154	171	187	213	247	268	320	354
Separate Account No. 49 number of units outstanding (000’s)	2,375	2,668	2,955	3,221	3,551	4,035	4,410	5,164	6,105	6,242

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/Large Cap Core Managed Volatility
Unit value	$24.15	$21.10	$16.49	$17.90	$14.91	$13.79	$13.95	$12.70	$9.80	$8.66
Separate Account No. 45 number of units outstanding (000’s)	584	637	726	859	943	1,054	1,192	1,372	176	190
Separate Account No. 49 number of units outstanding (000’s)	6,583	7,423	8,232	9,332	10,512	12,039	13,463	15,486	2,088	2,282
EQ/Large Cap Growth Index
Unit value	$29.00	$21.45	$16.10	$16.74	$13.15	$12.56	$12.17	$11.01	$8.44	$7.48
Separate Account No. 45 number of units outstanding (000’s)	809	947	1,044	1,207	1,262	1,377	1,390	1,518	1,654	1,817
Separate Account No. 49 number of units outstanding (000’s)	4,480	5,210	5,635	6,249	6,593	7,249	6,916	7,133	6,653	7,060
EQ/Large Cap Growth Managed Volatility
Unit value	$52.47	$40.37	$30.66	$32.10	$25.24	$24.29	$23.72	$21.69	$16.27	$14.53
Separate Account No. 45 number of units outstanding (000’s)	769	878	1,010	1,181	1,303	1,470	1,683	1,935	625	718
Separate Account No. 49 number of units outstanding (000’s)	8,242	9,542	10,707	12,156	13,632	15,571	17,631	20,677	4,081	4,411
EQ/Large Cap Value Index
Unit value	$12.67	$12.59	$10.18	$11.35	$10.20	$8.90	$9.46	$8.53	$6.58	$5.74
Separate Account No. 45 number of units outstanding (000’s)	236	255	268	298	322	306	330	267	175	217
Separate Account No. 49 number of units outstanding (000’s)	4,369	4,596	4,915	5,409	5,905	6,199	6,368	6,156	5,757	6,597
EQ/Large Cap Value Managed Volatility
Unit value	$25.58	$24.59	$19.91	$22.45	$20.03	$17.64	$18.67	$16.90	$12.95	$11.36
Separate Account No. 45 number of units outstanding (000’s)	2,140	2,301	2,591	3,054	3,364	3,740	4,210	4,820	3,289	3,807
Separate Account No. 49 number of units outstanding (000’s)	9,817	10,691	11,947	13,283	14,633	16,478	18,475	21,370	5,492	6,058
EQ/Mid Cap Index
Unit value	$26.57	$23.92	$19.38	$22.29	$19.61	$16.61	$17.36	$16.18	$12.40	$10.76
Separate Account No. 45 number of units outstanding (000’s)	442	501	562	634	723	766	788	882	965	1,101
Separate Account No. 49 number of units outstanding (000’s)	3,827	4,222	4,641	5,121	5,375	5,772	5,843	6,322	6,584	6,910

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
EQ/Mid Cap Value Managed Volatility
Unit value	$31.86	$30.83	$24.74	$28.98	$26.21	$22.62	$23.82	$21.82	$16.66	$14.26
Separate Account No. 45 number of units outstanding (000’s)	571	615	684	790	887	986	1,102	1,248	1,189	1,378
Separate Account No. 49 number of units outstanding (000’s)	3,557	3,783	4,195	4,663	5,117	5,839	6,545	7,186	5,926	6,450
EQ/Moderate Allocation
Unit value	$69.52	$63.47	$55.80	$59.52	$54.44	$52.49	$53.79	$53.03	$47.62	$44.46
Separate Account No. 45 number of units outstanding (000’s)	566	595	650	726	796	910	988	1,099	1,165	1,283
Separate Account No. 49 number of units outstanding (000’s)	7,675	8,576	9,685	10,975	12,341	13,927	15,421	17,620	19,858	21,265
EQ/Moderate-Plus Allocation
Unit value	$20.39	$18.15	$15.36	$16.75	$14.81	$14.02	$14.43	$14.12	$11.98	$10.91
Separate Account No. 45 number of units outstanding (000’s)	1,235	1,447	1,597	1,774	1,913	2,111	2,347	2,478	2,630	3,067
Separate Account No. 49 number of units outstanding (000’s)	49,529	54,831	60,602	67,460	74,331	83,519	91,618	104,418	119,079	130,217
EQ/Money Market
Unit value	$24.81	$25.15	$25.17	$25.24	$25.54	$25.94	$26.35	$26.76	$27.18	$27.61
Separate Account No. 45 number of units outstanding (000’s)	268	247	288	298	328	355	416	516	413	545
Separate Account No. 49 number of units outstanding (000’s)	1,319	1,372	1,491	1,411	1,594	1,894	1,838	2,525	2,652	3,062
EQ/Quality Bond PLUS
Unit value	$16.98	$16.28	$15.65	$15.88	$15.91	$15.97	$16.19	$15.98	$16.61	$16.43
Separate Account No. 45 number of units outstanding (000’s)	535	568	597	717	757	839	918	1,023	276	289
Separate Account No. 49 number of units outstanding (000’s)	7,193	7,781	8,652	9,284	9,347	10,315	11,420	12,967	4,524	4,345
EQ/Small Company Index
Unit value	$38.68	$32.81	$26.62	$30.49	$27.16	$22.89	$24.36	$23.60	$17.44	$15.33
Separate Account No. 45 number of units outstanding (000’s)	132	150	160	178	198	221	223	257	298	337
Separate Account No. 49 number of units outstanding (000’s)	2,035	2,229	2,429	2,649	2,841	3,136	3,300	3,586	3,874	4,203

Unit values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2020.  (continued)

	For the years ending December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Multimanager Technology
Unit value	$56.93	$37.73	$27.80	$27.60	$20.15	$18.79	$17.95	$16.06	$12.03	$10.78
Separate Account No. 45 number of units outstanding (000’s)	346	377	417	497	539	585	620	668	773	873
Separate Account No. 49 number of units outstanding (000’s)	2,497	2,845	3,127	3,412	3,685	4,093	4,189	4,392	5,169	5,030

(14)	Hypothetical illustration

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following table illustrates the changes in account value, cash value and the values of the “5% Roll-Up to age 80” guaranteed minimum death benefit, the Protection PlusSM benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator® contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.50)% and 3.50% for the Accumulator® contracts; at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection PlusSM benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under “Lifetime Annual Guaranteed Minimum Income Benefit” reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime Annual Guaranteed Minimum Income Benefit” columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflect (1) investment management fees equivalent to an effective annual rate of 0.43%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.27% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table”. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following table.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity

Accumulator®

$100,000 Single contribution and no withdrawals

$105,000 year 3 account value

Male, issue age 60

Benefits:

5% Roll-Up to age 80 Guaranteed minimum death benefit

Protection Plus

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 5% Roll up to age 80 or the Annual Ratchet to age 80 Guaranteed Minimum Death Benefit		Total Death Benefit with the earnings enhancement benefit		Lifetime Annual Guaranteed Minimum Income Benefit Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	93,000	93,000	100,000	100,000	100,000	100,000	N/A	N/A
61	1	96,990	102,978	89,990	95,978	105,000	105,000	107,000	107,000	N/A	N/A
62	2	105,000	105,000	99,000	99,000	110,250	110,250	114,350	114,350	N/A	N/A
63	3	101,823	108,110	96,823	103,110	115,763	115,763	122,068	122,068	N/A	N/A
64	4	98,714	111,306	94,714	107,306	121,551	121,551	130,171	130,171	N/A	N/A
65	5	95,671	114,588	92,671	111,588	127,628	127,628	138,679	138,679	N/A	N/A
66	6	92,691	117,960	90,691	115,960	134,010	134,010	147,613	147,613	N/A	N/A
67	7	89,770	121,422	88,770	120,422	140,710	140,710	156,994	156,994	N/A	N/A
68	8	86,908	124,977	86,908	124,977	147,746	147,746	166,844	166,844	N/A	N/A
69	9	84,100	128,627	84,100	128,627	155,133	155,133	177,186	177,186	N/A	N/A
70	10	81,345	132,374	81,345	132,374	162,889	162,889	188,045	188,045	9,627	9,627
75	15	68,265	152,634	68,265	152,634	207,893	207,893	251,050	251,050	13,326	13,326
80	20	56,111	175,624	56,111	175,624	265,330	265,330	331,462	331,462	18,069	18,069
85	25	45,176	202,257	45,176	202,257	265,330	265,330	331,462	331,462	24,543	24,543
90	30	39,408	237,826	39,408	237,826	265,330	265,330	331,462	331,462	N/A	N/A
95	35	34,376	279,649	34,376	279,649	265,330	265,330	331,462	331,462	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

(15)	Other considerations

(a) COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies, created significant volatility in the capital markets and dramatically increased unemployment levels. The pandemic has also resulted in temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted. The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk, including but not limited to cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty and unemployment resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of these investments. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Market volatility in 2020 also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

(b) Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Appendix I

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

Dates of prior Prospectuses and Supplements

Product Distributor
	Equitable Advisors		Equitable Distributors
Product Name	Prospectus and SAI Dates	Supplement Dates	Prospectus and SAI Dates	Supplement Dates
Accumulator® (IRA, NQ and QP) Accumulator®	5/1/98 (Accumulator only) 5/1/99	5/1/98; 6/18/98; 11/30/98 5/1/99; 5/1/00; 9/1/00; 2/9/01; 9/1/01; 1/14/02; 2/22/02; 7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/1/03; 5/15/03; 8/15/03; 11/24/03; 2/1/04; 5/1/04; 8/4/04; 8/10/04; 12/13/04; 12/31/04; 5/1/05; 5/9/05; 6/10/05; 6/17/05; 7/25/05; 8/31/05; 12/2/05; 2/8/06; 5/1/06; 8/25/06; 12/11/06; 5/1/07; 5/1/07; 8/24/07; 9/19/07; 10/19/07; 2/15/08; 5/1/08; 6/20/08; 7/21/08; 8/15/08; 11/13/08; 12/1/08; 1/15/09; 5/1/09; 6/8/09; 8/17/09; 8/18/09; 9/3/ 09; 9/25/09; 1/7/10; 2/1/10; 2/5/10; 5/1/10; 6/14/10; 8/25/10; 12/15/10; 12/29/10; 2/11/11; 5/1/11; 6/30/11; 8/16/11; 12/27/11; 2/6/12; 5/1/12; 6/20/12; 2/15/13; 5/1/13; 5/1/13; 8/23/13; 5/1/14; 5/1/15; 2/22/16; 5/1/16; 11/15/16; 5/1/17; 1/23/18; 4/11/18; 5/1/18; 8/14/18; 10/19/18; 11/20/18; 5.1.19; 6/13/19; 8/2/19; 5/21/20; 6/2/20; 7/2/20; 1/4/21	5/1/98

5/1/98; 6/18/98; 11/30/98; 5/1/99; 5/1/00; 9/1/00; 2/9/01; 9/1/01;

1/14/02; 2/22/02; 7/15/02; 8/20/02; 1/6/03; 2/20/03; 5/1/03; 5/15/03; 8/15/03; 11/24/03; 2/1/04; 5/1/04; 8/4/04; 8/10/04; 12/13/04; 12/31/04; 5/1/05; 5/9/05; 6/10/05; 6/17/05; 7/25/05; 8/31/05; 12/2/05; 2/8/06; 5/1/06; 8/25/06; 12/11/06; 5/1/07; 5/1/07; 8/24/07; 9/19/ 07; 10/19/07; 2/15/08; 5/1/08; 6/20/08; 7/21/08; 8/15/08; 11/13/08; 12/1/08;1/15/09; 5/1/09; 6/8/09; 8/17/ 09; 8/18/09; 9/3/09; 9/25/09; 1/7/10; 2/1/10; 2/5/10; 5/1/10; 6/14/10; 8/25/10; 12/15/10; 12/29/10; 2/11/11; 5/1/11; 6/30/11; 8/16/11; 12/27/11; 2/6/12; 5/1/12; 6/20/12; 2/15/13; 5/1/13; 5/1/13; 8/23/13; 5/1/14; 5/1/15; 2/22/16; 5/1/16; 11/15/16; 5/1/17; 1/23/18; 4/11/18; 5/1/18; 8/14/18; 10/19/18; 11/20/18; 5.1.19; 6/13/19; 8/2/19; 5/21/20; 6/2/20; 7/2/20; 1/4/21

I-1

Statement of additional information

Table of contents

Page

The Company	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Calculating Unit Values	2

Financial Statements	2

How to obtain an Accumulator® Statement of Additional Information

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me a combined Accumulator® series SAI dated May 1, 2021

Name

Address
City	State	Zip

Inforce Supplement

#38702

Accumulator®

Statement of Additional Information

dated May 1, 2021

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the related Accumulator® Prospectuses and/or supplements, dated May 1, 2021. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions — P.O. Box 1016, Charlotte, NC 28201), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under the contract.

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Accounts No. 45 and 49, respectively.

Independent Registered Public Accounting Firm

The (i) financial statements of each of the variable investment options of Separate Accounts No. 45 and 49 as of December 31, 2020 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December  31, 2020 incorporated in this SAI by reference to the filed Form N-VPFS have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

Distribution of the Contracts

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Distributors distribution fees of $425,352,874 in 2020, $490,158,726 in 2019 and $466,293,494 in 2018, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account No. 70, the Company paid Equitable Advisors a fee of $0, $0 and $0 for each of the years 2020, 2019 and 2018. The Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 70, $542,543,314 in 2020, $550,516,044 in 2019, $525,064,725 in 2018. Of these amounts, Equitable Advisors retained $239,488,181, $243,138,196 and $242,921,348, respectively.

Calculating Unit Values

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

(	a	)	c
b

Copyright 2021 Equitable Financial Life Insurance Company.

All rights reserved. Accumulator® is a registered service mark of Equitable Financial Life Insurance Company.

Inforce supplement
#38702

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Premier VIP Trust and EQ Advisors Trust, (the “Trusts”) as applicable.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)	is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

Financial Statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

2

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of Equitable Financial Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

1.	Board of Directors Resolutions.

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, previously refiled with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

2.	Custodial Agreements. Not applicable.

3.	Underwriting Contracts.

(a)

Letter of Agreement for Distribution Agreement among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated April 20, 1998, previously filed with this Registration Statement, (File No. 33-83750) on May 1, 1998.

(b)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 25, 2001.

(c)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 25, 2001.

(d)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(d)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(d)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(d)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(e)

General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070) filed on April 19, 2004.

(e)(i)

First Amendment dated as of January  1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(e)(ii)

Second Amendment dated as of January  1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(e)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(e)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(e)(v)

Fifth Amendment dated as of November  1, 2006, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.  333-05593), filed on April 24, 2012.

(e)(vi)

Sixth Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(e)(vii)

Seventh Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

(e)(viii)

Eighth Amendment dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

(e)(ix)

Ninth Amendment, dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(e)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(e)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(e)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(e)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(e)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(e)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(e)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(e)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(e)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(f)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(g)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(h)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

4.	Contracts. (Including Riders and Endorsements)

(a)	Form of group annuity contract no. 1050-94IC, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(b)	Forms of group annuity certificate nos. 94ICA and 94ICB, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(c)

Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(d)	Forms of data pages no. 94ICA/BIM (IRA) and (NQ), previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(e)

Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(f)

Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

(g)	Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

(h)

Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

(i)	Form of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on October 15, 1996.

(j)	Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

(k)	Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

(l)	Form of endorsement No. 98 Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

(m)	Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (IRA) Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(n)	Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (NQ) Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(o)	Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (QP) Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(p)	Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for Assured Payment Option Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(q)	Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for APO Plus Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(r)	Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, previously filed with this Registration Statement File No. 33-83750 on May 1, 1998.

(s)	Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(t)	Form of Endorsement applicable to Charitable Remainder Trusts No. 97ENCRTI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(u)

Form of Guaranteed Interest Account endorsement no. 98ENGAIAII, and data pages 94ICA/B, incorporated herein by reference to Exhibit No. 4(r) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

(v)	Form of Equitable Accumulator TSA Data pages, previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

(w)	Form of Endorsement Applicable to TSA Data Certificates, incorporated by reference to Exhibit 4(t) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 22, 1998.

(x)	Form of data pages for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

(y)	Form of data pages (as revised) for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

(z)	Form of Endorsement No. 98ENIRAI-IM to Contract No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

(a)(a)(i)	Form of Data Pages for Equitable Accumulator Flexible Premium IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

(a)(a)(ii)	Form of data pages for Equitable Accumulator Flexible Premium Roth IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

(b)(b)	Form of data pages for Equitable Accumulator NQ, QP and TSA, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

(c)(c)	Form of data pages for new version of Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on December 3, 1999.

(d)(d)	Form of endorsement (Form No. 2000ENIRAI-IM) to be used with IRA certificates previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 25, 2000.

(e)(e)	Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(f)(f)	Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(g)(g)	Form of Endorsement applicable to Non-Qualified Certificates, Form No 99ENNQ-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(h)(h)	Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(i)(i)

Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(j)(j)	Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(k)(k)	Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

(l)(l)

Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4 (a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

(m)(m)	Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

(n)(n)	Form of Endorsement applicable to the Commencement of Annuity Benefits (Form No. 2015MMA-G) previously filed with this Registration Statement File No. 33-83750 on April 20, 2016.

5.	Applications.

(a)	Forms of application used with the IRA, NQ and Fixed Annuity Markets, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

(b)(i)	Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

(b)(ii)

Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit No. 5(e) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

(c)	Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

(d)	Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

(e)

Form of Enrollment Form/Application No.  126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February  27, 1998.

(f)	Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

(g)	Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

(h)	Form of Enrollment Form/Application for Equitable Accumulator (as revised) for (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

(i)	Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 30, 1999.

6.	Depositor’s Certificate of Incorporation And By-Laws.

(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

(a)(i)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on June 29, 2020.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(b)(i)	By-Laws of Equitable Financial Life Insurance Company, as amended, June 15, 2020, incorporated hereby by reference to Registration Statement on Form N-6 (File 333-232418), filed on June 29, 2020.

(b)(ii)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

7.	Reinsurance Contracts. Not Applicable.

Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

8.	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April  4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June  1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration.

(a)(b)(xiv)

Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xv)

Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1a (File No. 811-10509, 333-70754) filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(b)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(b)(i)

Amendment No. 1 dated as of October  21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(b)(ii)

Amendment No. 2, dated as of April  18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(b)(iii)

Amendment No. 3, dated as of July  8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(b)(iv)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(b)(v)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

9.	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of

Equitable Financial, as to the legality of the securities being registered, filed herewith.

10.	Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney, filed herewith.

11.	Omitted Financial Statements. Not applicable.

12.	Initial Capital Agreements. Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Francis Hondal	Director
Mastercard
801 Brickell Avenue, Suite 1300
Miami, FL 33131

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
10 Madison Square West
1107 Broadway, Apt. 10G
New York, NY 10010

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Senior Executive Director, General Counsel and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Michael B. Healy	Managing Director and Chief Information Officer

*Adrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Chief Compliance Officer and Associate General Counsel

*William Eckert	Managing Director and Chief Accounting Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Robin M. Raju	Senior Executive Director and Chief Financial Officer

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Meredith Ratajczak	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Constance Weaver	Managing Director and Chief Marketing Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account No. 45 (the “Separate Account”) is a separate account of Equitable Financial Life Insurance Company. Equitable Financial Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart: Q4-2020 is incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 333-254385) on Form N-4 filed March 17, 2021.

Item 27.	Number of Contractowners

As of March 31, 2021, there were 6,761 Qualified Contractowners and 3,812 Non-Qualified Contractowners of Contracts offered by the registrant under this Registration Statement.

Item 28.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of Equitable Financial Life Insurance Company (“Equitable Financial”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726; Insurance Law ss.1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriter

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust, EQ Premier VIP Trust and of Equitable America Variable Accounts A, K, L and 70A. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*William Auger	Director

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Stephen Lank	Vice President and Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Brendan Dignan	Vice President

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*James O’Boyle	Senior Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)    EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

* Robin M. Raju	Director and Executive Vice President

*Michael B. Healy	Senior Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*Brett Ford	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Candace Scappator	Vice President, Chief Financial Officer, and Principal Financial Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Kathi Gopie	Vice President and Principal Operations Officer

*Timothy Jaeger	Vice President

*Jeremy Kachejian	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Michael Cole	Assistant Treasurer

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Gregory C. Lashinsky	Assistant Vice President, Financial Operations Principal

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)	The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable Financial Life Insurance Company at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates Equitable Financial offers under a group annuity contract (collectively the “contracts”) may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Equitable Financial represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Financial under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for efectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2021.

SEPARATE ACCOUNT NO. 45
(Registrant)

By:	Equitable Financial Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of

New York, on this 22nd day of April, 2021.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

Ramon de Oliveira	Joan Lamm-Tennant	Bertram Scott
Francis Hondal	Kristi Matus	George Stansfield
Daniel G. Kaye	Mark Pearson	Charles G.T. Stonehill

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 22, 2021